Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net accumulated loss-carry forward	$ 972	$ 1,200
Less: valuation allowance	(972)	(1,200)	$ (1,400)
Net deferred tax assets